Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consist of the following:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Computers	24,668	24,668	19,184
Office equipment	2,202	2,202	1,712
Subtotal	26,870	26,870	20,896
Less: Accumulated depreciation	(23,325)	(26,578)	(20,668)
Property and equipment, net	3,546	292	228